Income Tax - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	29.58%	29.58%	33.99%
United States of America, Dollars
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	22.83%